Interest and Finance Costs, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	7
Notional amount of floating-to-fixed interest rate swaps	$ 287,299
Fixed interest rate	3.22%
Floating rate basis	six-month LIBOR
Change in fair value of non-hedging financial instruments	$ 9,116	$ (5,003)	$ 6,097
De-designated hedging swap loss in accumulated other comprehensive income	0	0
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	$ 0	$ (154)	(877)
Number of bunker swap agreements held	0	7
Fair value of bunker swap agreement		$ (9,228)
Number of bunker put option agreements held		3
Fair value of bunker put option agreements		$ 2,443
Number of bunker call option agreement entered into	17
Bunker call options premium	$ 1,414	1,199	$ 0
Number of bunker call options agreements expired	5
Number of bunker call option agreements held	12
Fair value of remaining twelve bunker call option agreements	$ 154
First
Derivatives Fair Value [Line Items]
Maturity date	Mar. 31, 2016
Last
Derivatives Fair Value [Line Items]
Maturity date	Mar. 31, 2021
Bunker Put Option
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	$ (2,443)
Designated As Hedging Instrument
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	6
Notional amount of floating-to-fixed interest rate swaps	$ 239,549
Fair value of hedging interest rate swaps	(7,847)	$ (7,046)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	$ 3,688
Not Designated As Hedging Instrument
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	1	1
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	$ 0	$ 154
Not Designated As Hedging Instrument | Interest Rate Swap
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	2,178	1,960
Not Designated As Hedging Instrument | Bunker Swap
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	$ 9,228	$ (9,405)